Basis of Presentation of the Consolidated Financial Statements - Lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Of Compliance And Basis Of Presentation [Abstract]
Right-of-use assets	$ 222,420	$ 255,799